Fees Summary	Jan. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 446,000
Previously Paid Amount	0.00
Total Fee Amount	61.59
Total Offset Amount	0.00
Net Fee	61.59
Narrative - Max Aggregate Offering Price	$ 446,000
Final Prospectus	true